UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-5276
                                   --------

Value Line Strategic Asset Management Trust
-------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

Stephen R Anastasio,  Treasurer, Principal Financial Officer
------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: December 31, 2007
                         -----------------

Date of reporting period: March 31, 2007
                          --------------

Item 1: Schedule of Investments.

      A copy of Schedule of Investments for the period ended 3/31/07 is included with this Form.

Value Line Strategic Asset Management Trust
--------------------------------------------------------------------------------
Schedule of Investments                               March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------
   Common Stocks -- 75.5%
--------------------------------------------------------------------------------
Advertising -- 0.4%
        47,000     aQuantive, Inc.*                                $  1,311,770
        16,000     R.H. Donnelley Corp.                               1,134,240
                                                                   ------------
                                                                      2,446,010
--------------------------------------------------------------------------------
Aerospace/Defense -- 3.5%
         5,000     Alliant Techsystems, Inc.*                           439,600
        24,800     Armor Holdings, Inc.*                              1,669,784
        35,000     BE Aerospace, Inc.*                                1,109,500
        18,000     Boeing Co. (The)                                   1,600,380
        32,730     DRS Technologies, Inc.                             1,707,524
        22,000     General Dynamics Corp.                             1,680,800
        21,000     L-3 Communications Holdings, Inc.                  1,836,870
        14,000     Lockheed Martin Corp.                              1,358,280
        48,000     Precision Castparts Corp.                          4,994,400
        23,500     Raytheon Co.                                       1,232,810
        66,000     Rockwell Collins, Inc.                             4,417,380
                                                                   ------------
                                                                     22,047,328
--------------------------------------------------------------------------------
Air Transport -- 0.5%
        27,000     FedEx Corp.                                        2,900,610
--------------------------------------------------------------------------------
Apparel -- 1.4%
        54,000     Guess?, Inc.                                       2,186,460
        28,000     Phillips-Van Heusen Corp.                          1,646,400
        40,000     Polo Ralph Lauren Corp. Class A                    3,526,000
        18,000     VF Corp.                                           1,487,160
                                                                   ------------
                                                                      8,846,020
--------------------------------------------------------------------------------
Auto & Truck -- 0.1%
        17,000     Oshkosh Truck Corp.                                  901,000
--------------------------------------------------------------------------------
Auto Parts -- 1.2%
        22,000     BorgWarner, Inc.                                   1,659,240
        59,000     Johnson Controls, Inc.                             5,582,580
                                                                   ------------
                                                                      7,241,820
--------------------------------------------------------------------------------
Bank -- 2.2%
        70,000     Bank of Hawaii Corp.                               3,712,100
        43,000     Compass Bancshares, Inc.                           2,958,400
        22,000     M&T Bank Corp.                                     2,548,260
       132,000     Wells Fargo & Co.                                  4,544,760
                                                                   ------------
                                                                     13,763,520
--------------------------------------------------------------------------------
Bank - Canadian -- 0.4%
        36,800     Royal Bank of Canada                               1,836,320
        11,284     Toronto-Dominion Bank (The)                          681,666
                                                                   ------------
                                                                      2,517,986
--------------------------------------------------------------------------------
Bank - Midwest -- 0.4%
        18,000     Marshall & Ilsley Corp.                              833,580
        25,000     Northern Trust Corp.                               1,503,500
                                                                   ------------
                                                                      2,337,080
--------------------------------------------------------------------------------
Biotechnology -- 0.1%
        12,000     United Therapeutics Corp.*                           645,360
--------------------------------------------------------------------------------
Building Materials -- 0.6%
        15,000     Fluor Corp.                                        1,345,800
        58,000     Jacobs Engineering Group, Inc.*                    2,705,700
                                                                   ------------
                                                                      4,051,500
--------------------------------------------------------------------------------
Cable TV -- 0.5%
        48,000     Comcast Corp. Class A*                             1,245,600
        51,000     DIRECTV Group, Inc. (The)*                         1,176,570
        27,000     Rogers Communications, Inc. Class B                  884,520
                                                                   ------------
                                                                      3,306,690
--------------------------------------------------------------------------------
Canadian Energy -- 0.1%
        22,000     Talisman Energy, Inc.                                386,320
--------------------------------------------------------------------------------
Cement & Aggregates -- 0.6%
        15,000     Martin Marietta Materials, Inc.                    2,028,000
        15,000     Vulcan Materials Co.                               1,747,200
                                                                   ------------
                                                                      3,775,200
--------------------------------------------------------------------------------
Chemical - Diversified -- 1.1%
        22,000     Air Products & Chemicals, Inc.                     1,627,120
        47,200     Albemarle Corp.                                    1,951,248
        56,000     Monsanto Co.                                       3,077,760
                                                                   ------------
                                                                      6,656,128
--------------------------------------------------------------------------------
Chemical - Specialty -- 2.3%
        39,000     Airgas, Inc.                                       1,643,850
       101,000     Ecolab, Inc.                                       4,343,000
        82,000     Praxair, Inc.                                      5,162,720
        17,000     Sherwin-Williams Co. (The)                         1,122,680
        48,400     Sigma-Aldrich Corp.                                2,009,568
                                                                   ------------
                                                                     14,281,818
--------------------------------------------------------------------------------
Computer & Peripherals -- 0.3%
        50,000     Hewlett-Packard Co.                                2,007,000
--------------------------------------------------------------------------------
Computer Software & Services -- 1.7%
        34,000     Accenture Ltd. Class A                             1,310,360
        43,000     Cognizant Technology Solutions Corp. Class A*      3,795,610
        23,000     DST Systems, Inc.*                                 1,729,600
        46,000     Infosys Technologies Ltd. ADR                      2,311,500
        20,000     SEI Investments Co.                                1,204,600
         4,000     VeriFone Holdings, Inc.*                             146,920
                                                                   ------------
                                                                     10,498,590


--------------------------------------------------------------------------------

Value Line Strategic Asset Management Trust
--------------------------------------------------------------------------------
Schedule of Investments                               March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------
Diversified Companies -- 3.8%
        23,000     Acuity Brands, Inc.                             $  1,252,120
        23,000     American Standard Companies, Inc.                  1,219,460
        73,500     AMETEK, Inc.                                       2,538,690
        24,000     Brink's Co. (The)                                  1,522,800
        63,600     Danaher Corp.                                      4,544,220
        19,000     Fortune Brands, Inc.                               1,497,580
        99,000     ITT Corp.                                          5,971,680
        42,000     McDermott International, Inc.*                     2,057,160
         7,000     Textron, Inc.                                        628,600
        36,000     United Technologies Corp.                          2,340,000
                                                                   ------------
                                                                     23,572,310
--------------------------------------------------------------------------------
Drug -- 2.0%
        13,700     Allergan, Inc.                                     1,518,234
        71,000     Celgene Corp.*                                     3,724,660
        38,000     Covance, Inc.*                                     2,254,920
        39,000     Gilead Sciences, Inc.*                             2,983,500
        52,000     Pharmaceutical Product Development, Inc.           1,751,880
                                                                   ------------
                                                                     12,233,194
--------------------------------------------------------------------------------
E-Commerce -- 0.2%
        23,000     Akamai Technologies, Inc.*                         1,148,160
--------------------------------------------------------------------------------
Educational Services -- 0.3%
        20,000     ITT Educational Services, Inc.*                    1,629,800
--------------------------------------------------------------------------------
Electrical Equipment -- 1.9%
        32,400     Cooper Industries Ltd. Class A                     1,457,676
        34,000     Emerson Electric Co.                               1,465,060
        20,000     Garmin Ltd.                                        1,083,000
        34,000     General Cable Corp.*                               1,816,620
        34,000     Thomas & Betts Corp.*                              1,659,880
        94,000     Trimble Navigation Ltd.*                           2,522,960
        28,000     WESCO International Inc.*                          1,757,840
                                                                   ------------
                                                                     11,763,036
--------------------------------------------------------------------------------
Electrical Utility - Central -- 0.7%
        30,000     Entergy Corp.                                      3,147,600
        20,000     TXU Corp.                                          1,282,000
                                                                   ------------
                                                                      4,429,600
--------------------------------------------------------------------------------
Electrical Utility - East -- 0.9%
        37,000     Exelon Corp.                                       2,542,270
        21,000     FirstEnergy Corp.                                  1,391,040
        52,000     Southern Co. (The)                                 1,905,800
                                                                   ------------
                                                                      5,839,110
--------------------------------------------------------------------------------
Electrical Utility - West -- 0.4%
        41,000     Sempra Energy                                      2,501,410
--------------------------------------------------------------------------------
Electronics -- 1.1%
        34,000     Amphenol Corp. Class A                             2,195,380
        41,000     Harris Corp.                                       2,088,950
        47,000     MEMC Electronic Materials, Inc.*                   2,847,260
                                                                   ------------
                                                                      7,131,590
--------------------------------------------------------------------------------
Environmental -- 0.9%
        79,500     Republic Services, Inc.                         $  2,211,690
        21,000     Stericycle, Inc.*                                  1,711,500
        57,000     Waste Connections, Inc.*                           1,706,580
                                                                   ------------
                                                                      5,629,770
--------------------------------------------------------------------------------
Financial Services - Diversified -- 3.2%
        14,000     Affiliated Managers Group, Inc.*                   1,516,900
        14,000     Ambac Financial Group, Inc.                        1,209,460
        22,000     American Express Co.                               1,240,800
        19,500     BlackRock, Inc. Class A                            3,048,045
        52,000     Brown & Brown, Inc.                                1,406,600
        27,000     CIT Group, Inc.                                    1,428,840
        26,000     Eaton Vance Corp.                                    926,640
        15,000     Franklin Resources, Inc.                           1,812,450
        44,600     Global Payments, Inc.                              1,519,076
        56,000     Leucadia National Corp.                            1,647,520
        22,000     Loews Corp.                                          999,460
        33,000     Principal Financial Group, Inc.                    1,975,710
        26,000     T. Rowe Price Group, Inc.                          1,226,940
                                                                   ------------
                                                                     19,958,441
--------------------------------------------------------------------------------
Food Processing -- 1.0%
        13,000     Bunge Ltd.                                         1,068,860
        57,000     Dean Foods Co.*                                    2,664,180
        20,000     Ralcorp Holdings, Inc.*                            1,286,000
        25,000     Wm. Wrigley Jr. Co.                                1,273,250
                                                                   ------------
                                                                      6,292,290
--------------------------------------------------------------------------------
Home Appliances -- 0.6%
        69,000     Toro Co. (The)                                     3,535,560
--------------------------------------------------------------------------------
Hotel/Gaming -- 0.8%
        18,000     Boyd Gaming Corp.                                    857,520
        15,000     Harrah's Entertainment, Inc.                       1,266,750
        39,000     International Game Technology                      1,574,820
        18,000     Marriott International, Inc. Class A                 881,280
        10,000     MGM MIRAGE*                                          695,200
                                                                   ------------
                                                                      5,275,570
--------------------------------------------------------------------------------
Household Products -- 0.6%
        15,000     Church & Dwight Company, Inc.                        755,250
        10,000     Energizer Holdings, Inc.*                            853,300
        52,000     Scotts Miracle-Gro Co. (The) Class A               2,289,560
                                                                   ------------
                                                                      3,898,110
--------------------------------------------------------------------------------
Human Resources -- 0.2%
        30,500     Watson Wyatt Worldwide, Inc. Class A               1,483,825


--------------------------------------------------------------------------------
2

Value Line Strategic Asset Management Trust
--------------------------------------------------------------------------------
Schedule of Investments                               March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

Industrial Services -- 1.7%
        32,000     Amdocs Ltd.*                                    $  1,167,360
        59,000     C.H. Robinson Worldwide, Inc.                      2,817,250
        39,000     Corrections Corp. of America*                      2,059,590
        27,400     EMCOR Group, Inc.*                                 1,616,052
        44,400     Iron Mountain, Inc.*                               1,160,172
        13,300     URS Corp.*                                           566,447
        31,000     World Fuel Services Corp.                          1,434,060
                                                                   ------------
                                                                     10,820,931
--------------------------------------------------------------------------------
Information Services -- 1.5%
        27,000     Alliance Data Systems Corp.*                       1,663,740
        17,000     Corporate Executive Board Co. (The)                1,291,320
        36,000     Dun & Bradstreet Corp. (The)*                      3,283,200
        31,000     Equifax, Inc.                                      1,129,950
        21,000     FactSet Research Systems, Inc.                     1,319,850
        12,000     Moody's Corp.                                        744,720
                                                                   ------------
                                                                      9,432,780
--------------------------------------------------------------------------------
Insurance - Life -- 1.2%
        37,000     AFLAC, Inc.                                        1,741,220
        66,000     Manulife Financial Corp.                           2,273,700
        35,000     MetLife, Inc.                                      2,210,250
        15,000     Prudential Financial, Inc.                         1,353,900
                                                                   ------------
                                                                      7,579,070
--------------------------------------------------------------------------------
Insurance - Property & Casualty -- 1.5%
        28,000     Assurant, Inc.                                     1,501,640
       110,750     Berkley (W.R.) Corp.                               3,668,040
        28,000     Chubb Corp. (The)                                  1,446,760
        44,000     HCC Insurance Holdings, Inc.                       1,355,200
        32,000     Sun Life Financial, Inc.                           1,452,800
                                                                   ------------
                                                                      9,424,440
--------------------------------------------------------------------------------
Internet -- 0.3%
        68,000     E*Trade Financial Corp.*                           1,442,960
        15,000     ValueClick, Inc.*                                    391,950
                                                                   ------------
                                                                      1,834,910
--------------------------------------------------------------------------------
Machinery -- 3.3%
        11,500     Deere & Co.                                        1,249,360
        30,000     Foster Wheeler Ltd.*                               1,751,700
        49,600     Gardner Denver, Inc.*                              1,728,560
        52,000     Graco, Inc.                                        2,036,320
        28,000     IDEX Corp.                                         1,424,640
        44,000     Lennox International, Inc.                         1,570,800
        38,600     Manitowoc Company, Inc. (The)                      2,452,258
        30,000     MSC Industrial Direct Co., Inc. Class A            1,400,400
        42,000     Roper Industries, Inc.                             2,304,960
        30,000     Snap-on, Inc.                                      1,443,000
        48,000     Terex Corp.*                                       3,444,480
                                                                   ------------
                                                                     20,806,478
--------------------------------------------------------------------------------
Medical Services -- 3.5%
        54,256     DaVita, Inc.*                                      2,892,930
        42,000     Healthways, Inc.*                                  1,963,500
        40,000     Humana, Inc.*                                      2,320,800
        20,000     Laboratory Corporation of America Holdings*        1,452,600
        30,000     Manor Care, Inc.                                   1,630,800
        32,000     Psychiatric Solutions, Inc.*                       1,289,920
        74,000     Sierra Health Services, Inc.*                      3,046,580
        13,000     Sunrise Senior Living, Inc.*                         513,760
        58,580     UnitedHealth Group, Inc.                           3,102,983
        49,573     WellPoint, Inc.*                                   4,020,370
                                                                   ------------
                                                                     22,234,243
--------------------------------------------------------------------------------
Medical Supplies -- 4.4%
         9,600     Alcon, Inc.                                        1,265,472
        24,000     AmerisourceBergen Corp.                            1,266,000
        10,000     ArthroCare Corp.*                                    360,400
        36,000     Bard (C.R.), Inc.                                  2,862,360
        25,000     Baxter International, Inc.                         1,316,750
        23,000     Becton Dickinson & Co.                             1,768,470
        50,000     DENTSPLY International, Inc.                       1,637,500
         7,000     Edwards Lifesciences Corp.*                          354,900
        70,000     Henry Schein, Inc.*                                3,862,600
        30,000     Hologic, Inc.*                                     1,729,200
        31,000     IDEXX Laboratories, Inc.*                          2,716,530
        18,000     Illumina, Inc.*                                      527,400
        19,000     Intuitive Surgical, Inc.*                          2,309,830
        35,000     Kyphon, Inc.*                                      1,579,900
        26,000     McKesson Corp.                                     1,522,040
        46,000     ResMed, Inc.*                                      2,317,020
                                                                   ------------
                                                                     27,396,372
--------------------------------------------------------------------------------
Metals & Mining Diversified -- 0.4%
        26,000     Allegheny Technologies, Inc.                       2,773,940
--------------------------------------------------------------------------------
Metals Fabricating -- 0.4%
        52,000     Harsco Corp.                                       2,332,720
--------------------------------------------------------------------------------
Natural Gas - Distribution -- 0.2%
        40,950     Southern Union Co.                                 1,244,471
--------------------------------------------------------------------------------
Natural Gas - Diversified -- 1.7%
        48,000     Energen Corp.                                      2,442,720
        70,000     Equitable Resources, Inc.                          3,382,400
        88,888     XTO Energy, Inc.                                   4,871,951
                                                                   ------------
                                                                     10,697,071
--------------------------------------------------------------------------------
Newspaper -- 0%
         9,000     News Corp. Class B                                   220,230
--------------------------------------------------------------------------------
Office Equipment & Supplies -- 0.7%
       165,000     Staples, Inc.                                      4,263,600
--------------------------------------------------------------------------------
Oilfield Services/Equipment -- 0.5%
        46,000     FMC Technologies, Inc.*                            3,208,960


--------------------------------------------------------------------------------

Value Line Strategic Asset Management Trust
--------------------------------------------------------------------------------
Schedule of Investments                               March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------
Packaging & Container -- 0.5%
        14,000     Ball Corp.                                      $    641,900
        67,000     Jarden Corp.*                                      2,566,100
                                                                   ------------
                                                                      3,208,000
--------------------------------------------------------------------------------
Petroleum - Producing -- 1.0%
       107,700     Range Resources Corp.                              3,597,180
        58,000     Tenaris S.A. ADR                                   2,662,200
                                                                   ------------
                                                                      6,259,380
--------------------------------------------------------------------------------
Pharmacy Services -- 0.6%
        32,000     Express Scripts, Inc.*                             2,583,040
        18,000     Medco Health Solutions, Inc.*                      1,305,540
                                                                   ------------
                                                                      3,888,580
--------------------------------------------------------------------------------
Power -- 0.2%
        60,000     AES Corp. (The)*                                   1,291,200
--------------------------------------------------------------------------------
Precision Instrument -- 1.3%
        34,000     Applera Corporation - Applied Biosystems Group     1,005,380
        21,000     Mettler Toledo International, Inc.*                1,880,970
       112,000     Thermo Fisher Scientific, Inc.*                    5,236,000
                                                                   ------------
                                                                      8,122,350
--------------------------------------------------------------------------------
Publishing -- 0.3%
        32,000     McGraw-Hill Cos, Inc. (The)                        2,012,160
--------------------------------------------------------------------------------
R.E.I.T. -- 1.7%
        48,000     Brookfield Properties Co.                          1,934,400
        11,000     CBL & Associates Properties, Inc.                    493,240
        20,000     General Growth Properties, Inc.                    1,291,400
         8,570     Host Hotels & Resorts, Inc.*                         225,477
        30,000     Macerich Co. (The)                                 2,770,800
        42,000     ProLogis                                           2,727,060
        14,000     Starwood Hotels & Resorts Worldwide, Inc.            907,900
                                                                   ------------
                                                                     10,350,277
--------------------------------------------------------------------------------
Railroad -- 1.4%
        26,000     Burlington Northern Santa Fe Corp.                 2,091,180
        32,000     Canadian National Railway Co.                      1,412,480
        21,800     CP Holders, Inc.                                   2,365,082
        40,000     Kansas City Southern*                              1,423,200
        29,000     Norfolk Southern Corp.                             1,467,400
                                                                   ------------
                                                                      8,759,342
--------------------------------------------------------------------------------
Restaurant -- 1.0%
        25,000     CKE Restaurants, Inc.                                471,500
        50,000     Darden Restaurants, Inc.                           2,059,500
         7,000     Panera Bread Co. Class A*                            413,420
        84,750     Sonic Corp.*                                       1,888,230
        21,000     Yum! Brands, Inc.                                  1,212,960
                                                                   ------------
                                                                      6,045,610
--------------------------------------------------------------------------------
Retail - Automotive -- 0.4%
        68,000     O'Reilly Automotive, Inc.*                         2,250,800
--------------------------------------------------------------------------------
Retail - Special Lines -- 1.9%
        21,000     Claire's Stores, Inc.                                674,520
       124,000     Coach, Inc.*                                       6,206,200
        24,000     Dick's Sporting Goods, Inc.*                       1,398,240
        59,000     Dress Barn, Inc. (The)*                            1,227,790
        54,000     Men's Wearhouse, Inc. (The)                        2,540,700
                                                                   ------------
                                                                     12,047,450
--------------------------------------------------------------------------------
Retail Building Supply -- 0.4%
        72,000     Fastenal Co.                                       2,523,600
--------------------------------------------------------------------------------
Retail Store -- 1.2%
        26,500     J.C. Penney Company, Inc.                          2,177,240
        60,000     Nordstrom, Inc.                                    3,176,400
        12,400     Sears Holdings Corp.*                              2,233,984
                                                                   ------------
                                                                      7,587,624
--------------------------------------------------------------------------------
Securities Brokerage -- 2.0%
        20,000     Bear Stearns Companies, Inc. (The)                 3,007,000
         2,800     Chicago Mercantile Exchange Holdings, Inc.         1,490,888
         8,800     Goldman Sachs Group, Inc. (The)                    1,818,344
        30,000     Investment Technology Group, Inc.*                 1,176,000
        49,000     Jefferies Group, Inc.                              1,418,550
        18,000     Merrill Lynch & Co., Inc.                          1,470,060
        16,000     Morgan Stanley                                     1,260,160
        28,500     Raymond James Financial, Inc.                        848,160
                                                                   ------------
                                                                     12,489,162
--------------------------------------------------------------------------------
Semiconductor -- 0%
         6,000     FormFactor, Inc.*                                    268,500
--------------------------------------------------------------------------------
Shoe -- 0.3%
        13,000     NIKE, Inc. Class B                                 1,381,380
        22,000     Wolverine World Wide, Inc.                           628,540
                                                                   ------------
                                                                      2,009,920
--------------------------------------------------------------------------------
Steel - General -- 1.1%
        13,000     Carpenter Technology Corp.                         1,569,880
        20,000     Cleveland-Cliffs, Inc.                             1,280,200
        17,000     IPSCO, Inc.                                        2,233,800
        32,000     Nucor Corp.                                        2,084,160
                                                                   ------------
                                                                      7,168,040
--------------------------------------------------------------------------------
Telecommunication Services -- 2.0%
        66,000     American Tower Corp. Class A*                      2,570,700
        36,000     AT&T, Inc.                                         1,419,480
        62,000     Crown Castle International Corp.*                  1,992,060
        17,000     Millicom International Cellular S.A.*              1,332,120
        63,000     NII Holdings, Inc. Class B*                        4,673,340
        14,000     Time Warner Telecom, Inc. Class A*                   290,780
         3,000     Vimpel-Communications ADR*                           284,520
                                                                   ------------
                                                                     12,563,000


--------------------------------------------------------------------------------
4

Value Line Strategic Asset Management Trust
--------------------------------------------------------------------------------
Schedule of Investments                               March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------
Telecommunications Equipment -- 0.4%
        30,000     Anixter International, Inc.*                    $  1,978,200
        18,000     CommScope, Inc.*                                     772,200
                                                                   ------------
                                                                      2,750,400
--------------------------------------------------------------------------------
Tire & Rubber -- 0.3%
        36,600     Carlisle Companies, Inc.                           1,571,238
--------------------------------------------------------------------------------
Tobacco -- 0%
         1,200     British American Tobacco PLC ADR                      75,648
--------------------------------------------------------------------------------
Wireless Networking -- 0.2%
        44,000     SBA Communications Corp. Class A*                  1,300,200
--------------------------------------------------------------------------------
                     Total Common Stocks
                       (Cost $306,496,039)                          473,744,453


================================================================================
  Principal
    Amount                                                                Value
--------------------------------------------------------------------------------
   U.S. Treasury Obligations -- 1.9%
--------------------------------------------------------------------------------
     $ 3,000,000   U.S. Treasury Notes, 4.00%, 11/15/12               2,921,250
       8,000,000   U.S. Treasury Notes, 6.13%, 11/15/27               9,236,248
--------------------------------------------------------------------------------
                     Total U.S. Treasury Obligations
                       (Cost $11,393,001)                            12,157,498
--------------------------------------------------------------------------------
   U.S. Government Agency Obligations -- 8.6%
--------------------------------------------------------------------------------
       6,000,000   Federal Home Loan Bank, 4.00%, 11/9/07             5,956,884
       4,000,000   Federal Home Loan Bank, 3.30%, 12/28/07            3,946,488
       2,000,000   Federal Home Loan Bank, 4.10%, 6/13/08             1,979,262
       4,000,000   Federal Home Loan Bank, 4.25%, 9/12/08             3,962,800
       4,000,000   Federal Home Loan Mortgage Corp., 3.25%,
                     11/2/07                                          3,955,072
       1,000,000   Federal Home Loan Mortgage Corp., 4.25%,
                     7/15/09                                            986,839
       2,000,000   Federal Home Loan Mortgage Corp., 5.88%,
                     3/21/11                                          2,074,016
       4,000,000   Federal Home Loan Mortgage Corp., 5.25%,
                     11/5/12                                          3,990,828
       2,000,000   Federal Home Loan Mortgage Corp., 4.50%,
                     1/15/13                                          1,961,762
         527,756   Federal Home Loan Mortgage Corp., 5.00%,
                     1/1/21                                             520,696
         153,564   Federal Home Loan Mortgage Corp., 5.00%,
                     10/1/21                                            151,449
         295,460   Federal Home Loan Mortgage Corp., 5.00%,
                     10/1/21                                            291,391
         965,160   Federal Home Loan Mortgage Corp., 5.00%,
                     11/1/21                                            951,867
       1,418,278   Federal Home Loan Mortgage Corp., 5.50%,
                     4/15/22                                          1,425,273
       4,448,731   Federal Home Loan Mortgage Corp., 5.50%,
                     3/15/24                                          4,466,755
       8,000,000   Federal National Mortgage Association,
                     5.25%, 4/15/07                                   7,999,664
--------------------------------------------------------------------------------
  Principal
    Amount                                                                Value
--------------------------------------------------------------------------------
    $  5,000,000   Federal National Mortgage Association,
                     3.25%, 1/15/08                                $  4,928,100
       2,401,007   Federal National Mortgage Association,
                     5.00%, 11/1/34                                   2,323,912
       1,718,515   Government National Mortgage Association,
                    5.50%, 1/15/36                                   1,709,278
--------------------------------------------------------------------------------
                     Total U.S. Government Agency Obligations
                       (Cost $53,770,404)                            53,582,336
--------------------------------------------------------------------------------
   Corporate Bonds & Notes -- 0.9%
--------------------------------------------------------------------------------
Financial Services - Diversified -- 0.9%
       6,000,000   SLM Corp., 4.16%, 4/1/07 (1)                       5,458,500
--------------------------------------------------------------------------------
                     Total Corporate Bonds & Notes
                       (Cost $5,966,874)                              5,458,500
--------------------------------------------------------------------------------
                     Total Investment Securities -- 86.9%
                       (Cost $377,626,318)                         $544,942,787
--------------------------------------------------------------------------------
   Short-Term Investments -- 12.9%
--------------------------------------------------------------------------------
Repurchase Agreements (2) -- 12.9%
      41,200,000     With Morgan Stanley, 5.05%, dated
                       3/30/07, due 4/2/07, delivery
                       value $41,217,338 (collateralized
                       by $30,955,000 U.S. Treasury
                       Notes 8.125%, due 5/15/21, with a
                       value of $42,064,569)                         41,200,000
      40,000,000      With State Street Bank & Trust,
                       4.60%, dated 3/30/07, due 4/2/07,
                       delivery value $40,015,333
                       (collateralized by $41,580,000
                       U.S. Treasury Notes 3.875% due
                       9/15/10, with a value of
                       $40,788,087)                                  40,000,000
--------------------------------------------------------------------------------
                     Total Short-Term Investments
                       (Cost $81,200,000)                            81,200,000
--------------------------------------------------------------------------------
Cash And Other Assets In Excess Of Liabilities  --(0.2%)              1,318,346
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                               $627,461,133
--------------------------------------------------------------------------------
Net Asset Value Per Outstanding Share
  ($627,461,133 / 25,922,778 shares outstanding)                   $      24.21
--------------------------------------------------------------------------------

*     Non-income producing.
(1) The rate shown on floating rate securities is the rate at the end of the reporting period. The rate changes monthly. The date shown is the date of the next interest rate change.


--------------------------------------------------------------------------------

Value Line Strategic Asset Management Trust
--------------------------------------------------------------------------------
Schedule of Investments                               March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

(2) The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund's policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

ADR   American Depositary Receipt

The Fund's unrealized appreciation/(depreciation) as of March 31, 2007 was as follows:

                                                                Total Net
                                                                Unrealized
Total Cost           Appreciation         Depreciation         Appreciation
--------------------------------------------------------------------------------
$458,826,318        $170,173,406          $(2,856,937)         $167,316,469


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6

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/ Jean B. Buttner
    --------------------------
    Jean B. Buttner, President

Date: May 30, 2007
      ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jean B. Buttner
    -------------------------------------------------------
    Jean B. Buttner, President, Principal Executive Officer

By: /s/ Stephen R. Anastasio
    ------------------------------------------------------------
    Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date: May 30, 2007
      ------------